UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson, Treasurer

800 Nicollet Mall, BC-MN-H04H

Minneapolis, MN 55402

(Name and address of agent for service)

(800) 677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period: December 31, 2013

2013 Annual Report

MOUNT VERNON SECURITIES LENDING TRUST

     Prime
     Portfolio

NOT FDIC INSURED	NO BANK GUARANTEE	MAY LOSE VALUE

MOUNT VERNON SECURITIES LENDING TRUST     2013 Annual Report

HOLDINGS SUMMARY

Portfolio Allocation as of December 31, 20131 (% of net assets)

Certificates of Deposit	38.5%
Other Notes	15.2
Treasury Repurchase Agreement	10.4
Other Repurchase Agreements	8.3
Asset Backed Commercial Paper	7.4
Financial Company Commercial Paper	6.8
Variable Rate Demand Notes	4.3
Investment Companies	4.1
Government Agency Repurchase Agreements	3.5
Government Agency Debt	1.5
100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

EXPENSE EXAMPLE

As a shareholder of the Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), you incur ongoing administrative costs. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The first line provides the actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the portfolio, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the portfolio to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides the hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expense may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Example

	Beginning Account Value (07/01/2013)	Ending Account Value (12/31/2013)	Expenses Paid During Period[2] (07/01/2013 to 12/31/2013)

Actual[3]	$1,000.00	$1,000.93	$0.05
Hypothetical (5% return before expenses)	$1,000.00	$1,025.16	$0.05

[2]

Expenses are equal to the portfolio’s annualized expense ratio for the six-month period of 0.01%, multiplied by the average account value over the period, multiplied by the number of days in the period/365 (to reflect the one-half year period).

[3]	Based on the actual return for the six-month period ended December 31, 2013 of 0.09%.

MOUNT VERNON SECURITIES LENDING TRUST 2013 Annual Report 1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Mount Vernon Securities Lending Trust

We have audited the accompanying statement of assets and liabilities of the Mount Vernon Securities Lending Prime Portfolio (one of the portfolios constituting the Mount Vernon Securities Lending Trust (the Portfolio)), including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mount Vernon Securities Lending Prime Portfolio (one of the portfolios constituting the Mount Vernon Securities Lending Trust) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 24, 2014

MOUNT VERNON SECURITIES LENDING TRUST 2013 Annual Report 2

Schedule of Investments December 31, 2013, all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 38.5%
Banco del Estado de Chile/NY Δ
0.230%, 02/18/2014	$20,000	$20,000
0.240%, 02/18/2014	33,500	33,500
0.186%, 05/15/2014	48,500	48,500
Bank of Montreal/Chicago Δ
0.245%, 05/16/2014	73,500	73,500
0.237%, 10/29/2014	50,000	50,000
Bank of Nova Scotia/Houston Δ
0.250%, 02/28/2014	45,000	45,000
0.308%, 05/09/2014	49,000	49,000
0.240%, 05/13/2014	7,000	7,000
0.260%, 08/22/2014	48,500	48,500
Bank of Tokyo-Mitsubishi/NY
0.090%, 01/07/2014	95,000	95,000
0.220%, 01/10/2014	50,000	50,000
0.218%, 04/07/2014 Δ	54,000	54,000
Canadian Imperial Bank of Commerce/NY Δ
0.280%, 01/08/2014	5,000	5,000
0.280%, 05/16/2014	45,750	45,750
0.270%, 08/14/2014	51,500	51,519
Citibank
0.226%, 06/17/2014 Δ	50,000	50,000
Credit Suisse/NY
0.210%, 02/06/2014	30,000	30,000
0.214%, 10/24/2014 Δ	48,500	48,500
Deutsche Bank/NY Δ
0.330%, 04/30/2014	53,500	53,500
0.260%, 08/22/2014	55,000	55,000
DnB Bank/NY
0.181%, 03/11/2014 Δ	49,000	49,000
National Australia Bank/NY
1.389%, 02/14/2014	39,680	39,734
0.234%, 10/23/2014 Δ	50,000	50,000
Nordea Bank Finland/NY
0.708%, 01/27/2014	3,000	3,001
0.239%, 02/11/2014	54,000	54,001
Rabobank Nederland/NY
0.324%, 01/15/2014	45,000	45,000
0.594%, 01/17/2014	3,000	3,000
0.189%, 04/30/2014 Δ	50,000	50,000
0.274%, 07/10/2014 Δ	50,000	50,000
Royal Bank of Canada/NY Δ
0.310%, 01/27/2014	16,120	16,122
0.334%, 12/04/2014	58,500	58,500
Skandinaviska Enskilada Banken/NY
0.227%, 04/30/2014 Δ	50,000	50,000
Societe Generale/NY
0.418%, 03/10/2014 Δ	48,600	48,600
Sumitomo Mitsui Bank/NY
0.070%, 01/07/2014	100,000	100,000
0.120%, 01/14/2014	50,000	50,000
Svenska Handelsbanken/NY
0.174%, 02/24/2014 Δ	50,000	50,000
Swedbank/NY
0.187%, 05/20/2014 Δ	48,500	48,500
Toronto-Dominion Bank/NY Δ
0.166%, 02/19/2014	50,000	50,000
0.214%, 06/17/2014	23,500	23,500
0.234%, 07/24/2014	30,000	30,000
Wells Fargo Bank Δ
0.180%, 03/03/2014	48,500	48,500
0.180%, 05/27/2014	60,000	60,000
0.220%, 08/06/2014	48,500	48,500
Westpac Banking/NY
1.289%, 02/14/2014	2,000	2,003
Total Certificates of Deposit
(Cost $1,941,230)		1,941,230

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2013 Annual Report 3

Schedule of Investments December 31, 2013, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Other Notes - 15.2%
Barclays Bank Δ ■
0.218%, 01/07/2014	$97,500	$97,500
0.318%, 01/07/2014	97,500	97,500
BNP Paribas
1.144%, 01/10/2014	2,763	2,763
Commonwealth Bank of Australia
0.974%, 03/17/2014 ■	14,535	14,557
Credit Suisse/NY
1.204%, 01/14/2014	28,110	28,119
General Electric Capital
1.093%, 01/07/2014	37,292	37,297
0.924%, 04/07/2014 Δ	28,125	28,174
0.938%, 04/24/2014 Δ	17,800	17,839
0.869%, 06/02/2014 Δ	3,760	3,770
0.375%, 06/20/2014 Δ *	18,420	18,424
0.623%, 01/09/2015 Δ	7,695	7,726
HSBC Bank
2.000%, 01/19/2014 ■	3,200	3,203
MassMutal Global Funding
0.624%, 01/14/2014 ■	36,428	36,434
Metropolitan Life Global Funding■
0.994%, 01/10/2014	30,810	30,816
0.474%, 05/09/2014 Δ	38,000	38,000
Metropolitan Life Institutional Funding■
0.314%, 01/10/2014	14,750	14,750
1.144%, 04/04/2014 Δ	57,473	57,607
0.613%, 01/06/2015 Δ	15,000	15,054
Nederlandse Waterschapsbank
0.636%, 05/27/2014 Δ *	30,000	30,046
New York Life Global Funding
0.504%, 04/04/2014 Δ ■	15,565	15,577
Svenska Handelsbanken Δ
0.277%, 05/15/2014 ■	35,000	35,000
0.374%, 12/04/2014	54,250	54,246
Toyota Motor Credit
0.644%, 01/17/2014	5,500	5,501
0.244%, 07/14/2014 Δ	24,000	24,000
Westpac Banking
0.379%, 12/01/2014 Δ ■	53,250	53,250
Total Other Notes
(Cost $767,153)		767,153

Asset Backed Commercial Paper ■ - 7.4%
Barton Capital
0.184%, 05/21/2014 Δ	25,000	25,000
Fairway Finance Δ
0.197%, 02/10/2014	10,000	10,000
0.178%, 03/10/2014	29,000	28,999
Gotham Funding ¤
0.150%, 01/03/2014	12,000	12,000
0.150%, 01/22/2014	6,933	6,932
0.150%, 02/03/2014	25,000	24,997
Kells Funding Δ
0.198%, 04/07/2014	49,000	49,000
0.218%, 10/09/2014	50,000	50,000
Manhattan Asset Funding Company ¤
0.200%, 02/19/2014	22,000	21,994
0.190%, 02/20/2014	12,250	12,247
Nieuw Amsterdam Receivables Corp.
0.180%, 01/09/2014 ¤	34,500	34,499
Old Line Funding
0.199%, 05/06/2014 Δ	48,500	48,500
Thunder Bay Funding Δ
0.228%, 04/09/2014	25,000	25,000
0.204%, 04/23/2014	24,000	24,000
Total Asset Backed Commercial Paper
(Cost $373,168)		373,168

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2013 Annual Report 4

Schedule of Investments December 31, 2013, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Financial Company Commercial Paper - 6.8%
ANZ New Zealand International
0.258%, 11/07/2014 Δ ■	$50,000	$50,000
ASB Finance
0.274%, 05/12/2014 Δ ■	42,400	42,400
HSBC Bank
0.267%, 08/15/2014 Δ ■	53,500	53,500
Macquarie Bank ■
0.389%, 02/13/2014	54,000	54,000
0.359%, 05/14/2014 Δ	23,500	23,500
0.334%, 05/21/2014 Δ	30,000	30,000
Nederlandse Waterschapsbank Δ ■
0.263%, 07/07/2014	20,000	20,001
0.248%, 12/05/2014	20,000	20,000
Toyota Motor Credit
0.209%, 07/25/2014 Δ	25,000	25,000
Westpac Banking
0.200%, 01/16/2014 Δ ■	25,000	25,000
Total Financial Company Commercial Paper
(Cost $343,401)		343,401

Variable Rate Demand Notes Δ - 4.3%
Burlington Kansas, Environmental Improvement Revenue, Kansas City Power & Light, Series 2007A (LOC: JPMorgan Chase Bank)
0.050%, 01/07/2014	34,000	34,000
District of Columbia, Carnegie Endowment for International Peace, Series 2006 (LOC: Wells Fargo Bank)
0.060%, 01/07/2014	33,250	33,250
Halifax Hospital Medical Center, Daytona Beach, Series 2008 (LOC: JPMorgan Chase Bank)
0.060%, 01/07/2014	44,600	44,600
Illinois Educational Facilities Authority, National Louis University, Series 1999B (LOC: JPMorgan Chase Bank)
0.060%, 01/07/2014	9,950	9,950
Jackson Township Industrial Development Authority, Stoneridge Retirement Living, Series 2012 (LOC: PNC Bank)
0.060%, 01/07/2014	14,350	14,350
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.050%, 01/07/2014	13,375	13,375
Minnesota State Housing Finance Agency, Series 2007E (SPA: Wells Fargo Bank)
0.170%, 01/07/2014	3,460	3,460
Mobile Solid Waste Authority, Chastang Project, Series 2003 (LOC: Wells Fargo Bank)
0.060%, 01/07/2014	4,175	4,175
Northstar Student Loan Trust II, Series 2012A (LOC: Royal Bank of Canada)
0.110%, 01/07/2014	21,300	21,300
Pima County Industrial Development Authority, Delaware Military Academy, Series 2008 (LOC: PNC Bank)
0.200%, 01/07/2014	11,155	11,155
Summit County Port Authority, Summa Wellness Institute, Series 2006 (LOC: PNC Bank)
0.060%, 01/07/2014	13,235	13,235
Warren County, WKU Student Life Foundation, Series 2008 (LOC: JPMorgan Chase Bank)
0.060%, 01/07/2014	12,000	12,000
Total Variable Rate Demand Notes
(Cost $214,850)		214,850

Government Agency Debt - 1.5%
Federal Home Loan Bank
0.150%, 04/25/2014 Δ
(Cost $75,000)	75,000	75,000

Government Agency Repurchase Agreements - 3.5%
Deutsche Bank Securities
0.030%, dated 12/31/2013, matures 01/02/2014, repurchase price $75,000 (collateralized by government agency debt: Total market value $76,504)	75,000	75,000
ING Financial Markets
0.030%, dated 12/31/2013, matures 01/02/2014, repurchase price $100,000 (collateralized by government agency debt: Total market value $108,659)	100,000	100,000
Total Government Agency Repurchase Agreements
(Cost $175,000)		175,000

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2013 Annual Report 5

Schedule of Investments December 31, 2013, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Other Repurchase Agreements - 8.3%
BNP Paribas Securities
0.180%, dated 12/31/2013, matures 02/04/2014, repurchase price $80,014 (collateralized by investment grade securities: Total market value $84,194)∞	$80,000	$80,000
HSBC Securities (USA)
0.130%, dated 12/31/2013, matures 01/02/2014, repurchase price $30,000 (collateralized by investment grade securities: Total market value $31,504)	30,000	30,000
ING Financial Markets
0.130%, dated 12/31/2013, matures 01/02/2014, repurchase price $122,001 (collateralized by investment grade securities: Total market value $128,101)	122,000	122,000
J.P. Morgan Securities
0.300%, dated 12/31/2013, matures 02/04/2014, repurchase price $100,029 (collateralized by investment grade securities: Total market value $105,002)∞	100,000	100,000
SG Americas Securities
0.180%, dated 12/31/2013, matures 01/02/2014, repurchase price $85,001 (collateralized by investment grade securities: Total market value $89,250)	85,000	85,000
Total Other Repurchase Agreements
(Cost $417,000)		417,000

Treasury Repurchase Agreement - 10.4%
Federal Reserve Bank/NY
0.030%, dated 12/31/2013, matures 01/02/2014, repurchase price $525,001 (collateralized by U.S. Treasury Obligations: Total market value $525,001)
(Cost $525,000)	525,000	525,000

Investment Companies Ω - 4.1%	SHARES
Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.060%	93,532,712	93,533
DWS Money Market Series Fund, Institutional Shares, 0.050%	25,207,501	25,207
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.061%	90,000,000	90,000
Total Investment Companies
(Cost $208,740)		208,740
Total Investments ▲ - 100.0%
(Cost $5,040,542)		5,040,542
Other Assets and Liabilities, Net - 0.0%		503
Total Net Assets - 100.0%		$5,041,045

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2013.

■

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of December 31, 2013, the value of these investments was $1,200,817 or 23.8% of total net assets.

*

Securities purchased in one or more non-U.S. countries, exempt from registration under Regulation S of the Securities Act of 1933, as amended. As of December 31, 2013, the value of these investments was $48,470 or 1.0% of total net assets.

¤	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

∞	Security considered illiquid. As of December 31, 2013, the value of these investments was $180,000 or 3.6% of total net assets.

Ω	The rate shown is the annualized seven-day effective yield as of December 31, 2013.

▲

On December 31, 2013, the cost of investments for federal income tax purposes was $5,040,542. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

LOC - Letter of Credit SPA - Standby Purchase Agreement

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2013 Annual Report 6

Statement of ASSETS AND LIABILITIES December 31, 2013, all dollars and shares are rounded to thousands (000), except per share data

Prime Portfolio
ASSETS:
Investments in securities, at value (note 2)	$3,923,542
Repurchase agreements, at value (note 2)	1,117,000
Cash	5
Receivable for dividends and interest	1,559
Total assets	5,042,106
LIABILITIES:
Dividends payable	818
Payable to affiliates (note 3)	31
Payable for taxes (note 2)	212
Total liabilities	1,061
Net assets	$5,041,045
COMPOSITION OF NET ASSETS:
Portfolio capital	$5,047,274
Distributions in excess of net investment income	(54)
Accumulated net realized loss on investments (note 2)	(6,175)
Net assets	$5,041,045
Shares issued and outstanding ($0.01 par value - unlimited shares authorized)	5,046,910
Net asset value, offering price, and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     2013 Annual Report          7

Statement of OPERATIONS For the year ended December 31, 2013, all dollars are rounded to thousands (000)

Prime Portfolio
INVESTMENT INCOME:
Interest income	$11,582
Total investment income	11,582
EXPENSES (note 3):
Administration fees	1,047
Total expenses	1,047
Less: Fee waivers (note 3)	(524)
Total net expenses	523
Investment income before tax expense	11,059
Tax expense (note 2)	(212)
Investment income - net	10,847
Net realized gain on investments	163
Net increase in net assets resulting from operations	$11,010

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     2013 Annual Report          8

Statements of CHANGES IN NET ASSETS all dollars are rounded to thousands (000)

		Prime Portfolio
	Year Ended 12/31/2013	Year Ended 12/31/2012
OPERATIONS:
Investment income - net	$10,847	$16,929
Net realized gain on investments	163	52
Net increase in net assets resulting from operations	11,010	16,981
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net	(10,534)	(16,929)
Total distributions	(10,534)	(16,929)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Proceeds from sales	12,968,894	12,119,807
Payments for redemptions	(12,166,609)	(15,374,972)
Increase (decrease) in net assets from capital share transactions	802,285	(3,255,165)
Total increase (decrease) in net assets	802,761	(3,255,113)
Net assets at beginning of the year	4,238,284	7,493,397
Net assets at end of the year	$5,041,045	$4,238,284
Distributions in excess of net investment income	$(54)	$(3)

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     2013 Annual Report          9

FINANCIAL HIGHLIGHTS For a share outstanding throughout the indicated periods

					Prime Portfolio
	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009
PER-SHARE DATA:
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	— [1]	— [1]	— [1]	— [1]	0.01
Distributions from net investment income	— [1]	— [1]	— [1]	— [1]	(0.01)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
RATIOS/SUPPLEMENTAL DATA:
Total return	0.20%	0.28%	0.23%	0.27%	0.58%[2,3]
Net assets at end of year (000)	$5,041,045	$4,238,284	$7,493,397	$6,421,686	$5,676,856
Ratio of expenses to average net assets	0.01%	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets	0.21%	0.28%	0.23%	0.27%	0.55%
Ratio of expenses to average net assets (excluding waivers)	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets (excluding waivers)	0.20%	0.28%	0.23%	0.27%	0.55%

[1]	Rounds to zero.
[2]

Without the support agreement (note 7), the net asset value per share would have been $0.99 at the beginning of the period and $1.00 at the end of the period, which would have resulted in a total return of 1.60% for the period.

[3]	The impact on total return due to a reimbursement from affiliate was less than 0.01%.

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     2013 Annual Report          10

Notes to FINANCIAL STATEMENTS December 31, 2013, all dollars and shares are rounded to thousands (000)

1 > Organization

The Mount Vernon Securities Lending Trust (the “trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The trust has established a series of shares representing beneficial interests in Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), which operates as a money market fund governed by Rule 2a-7 of the Act. The portfolio commenced operations on April 1, 2006.

The portfolio is used as a vehicle for the investment of cash collateral received in conjunction with securities loaned under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolio’s offering memorandum provides a description of the portfolio’s investment objective, principal investment strategy, and principal risks.

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolio are as follows:

SECURITY VALUATIONS – Investment securities held in the portfolio are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Act, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the investment advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the investment advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees (the “trustees”). Investments in other money market funds are valued at their respective net asset values on the valuation date. Investments that are not valued using the methods discussed above are valued at their fair value as determined by procedures approved by the trustees. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the trustees and monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the trustees will be convened, and the trustees will determine what action, if any, to take. During the fiscal year ended December 31, 2013, the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio did not exceed 0.25%.

U.S. Generally Accepted Accounting Principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7 of the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments). Generally the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures approved by the trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

MOUNT VERNON SECURITIES LENDING TRUST 2013 Annual Report 11

Notes to FINANCIAL STATEMENTS December 31, 2013, all dollars and shares are rounded to thousands (000)

As of December 31, 2013, the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$1,941,230	$—	$1,941,230
Other Notes	—	767,153	—	767,153
Treasury Repurchase Agreement	—	525,000	—	525,000
Other Repurchase Agreements	—	417,000	—	417,000
Asset Backed Commercial Paper	—	373,168	—	373,168
Financial Company Commercial Paper	—	343,401	—	343,401
Variable Rate Demand Notes	—	214,850	—	214,850
Government Agency Repurchase Agreements	—	175,000	—	175,000
Government Agency Debt	—	75,000	—	75,000
Investment Companies	208,740	—	—	208,740
Total Investments	$208,740	$4,831,802	$—	$5,040,542

During the fiscal year ended December 31, 2013, there were no transfers between valuation levels. The portfolio did not hold any Level 3 securities at December 31, 2012 or December 31, 2013. Therefore, no Level 3 roll-forward is needed.

ILLIQUID OR RESTRICTED SECURITIES – A security or other asset may be considered illiquid if it lacks a readily available market. Securities or other assets are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities or other assets may be valued under methods approved by the trustees as reflecting fair value. The portfolio intends to invest no more than 5% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities or other assets. As of December 31, 2013, the portfolio had investments in illiquid securities with a total value of $180,000 or 3.6% of total net assets.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the portfolio’s trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the portfolio records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and paid monthly. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

FEDERAL TAXES – The portfolio is treated as a taxable entity and intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended.

Effective January 31, 2013, USBAM began voluntarily waiving one half of the administration fee it receives from the portfolio under the administration agreement between USBAM and the trust. The portfolio intends to use the amounts waived by USBAM to offset the effect of accumulated net realized losses. The amounts waived are not included in income distributed or distributable to shareholders but instead are reclassified to portfolio capital net of any taxes payable by the portfolio. The portfolio intends to distribute the income necessary to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code.

As of December 31, 2013, the portfolio did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period in which the differences arise. On the Statement of Assets and Liabilities the portfolio decreased distributions in excess of net investment income by $364 and increased portfolio capital by $364.

MOUNT VERNON SECURITIES LENDING TRUST 2013 Annual Report 12

Notes to FINANCIAL STATEMENTS December 31, 2013, all dollars and shares are rounded to thousands (000)

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

The distributions paid during the fiscal years ended December 31, 2013 and December 31, 2012 (adjusted by dividends payable as of December 31, 2013 and December 31, 2012), were as follows:

	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/12
Ordinary Income	$10,769	$17,160
Total Distributions	$10,769	$17,160

As of December 31, 2013, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Amount
Undistributed Ordinary Income	$764
Accumulated Capital and Post-October Losses	(6,175)
Total Accumulated Deficit	$(5,411)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to the recognition of write-downs as of December 31, 2013.

Under the Regulated Investment Company Modernization Act of 2010, the portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of December 31, 2013, the portfolio had a capital loss carry forward of $6,175, which if not offset by subsequent capital gains, will expire in the fiscal year ending December 31, 2018. During the fiscal year ended December 31, 2013, the portfolio utilized $163 of capital loss carryforwards.

REPURCHASE AGREEMENTS – The portfolio may purchase eligible securities in repurchase agreement transactions with counterparties whom the portfolio’s investment advisor deems creditworthy, subject to the counterparty’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio for the eligible securities plus interest negotiated on the basis of current short-term rates.

The counterparty in a repurchase agreement transaction must transfer to the portfolio’s custodian or sub-custodian eligible securities with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. Provisions of the repurchase agreements ensure that the value of the eligible securities, including accrued interest thereon, remains at least equal to the repurchase price. The eligible securities are held in accounts with the custodian or sub-custodian until the respective agreements mature.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the portfolio to receive less than the full repurchase price.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Repurchase Agreements	$1,117,000	$—	$1,117,000	$—	$1,117,000	$—
	$1,117,000	$—	$1,117,000	$—	$1,117,000	$—

MOUNT VERNON SECURITIES LENDING TRUST 2013 Annual Report 13

Notes to FINANCIAL STATEMENTS December 31, 2013, all dollars and shares are rounded to thousands (000)

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the portfolio, along with other registered investment companies advised by U.S. Bancorp Asset Management, Inc. (“USBAM”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolio to borrow from, or lend money to, other participating funds. The portfolio did not have any interfund lending transactions during the fiscal year ended December 31, 2013.

JOINT TRANSACTIONS – Pursuant to an exemptive order issued by the SEC, the portfolio, along with other registered investment companies advised by USBAM, may enter into certain short-term investments and repurchase agreements on a joint basis. The portfolio did not participate in any such joint transactions during the fiscal year ended December 31, 2013.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated portfolio related events and transactions that occurred subsequent to December 31, 2013 through the date of issuance of the portfolio’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the portfolio’s financial statements.

3 > Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR – Pursuant to an investment advisory agreement, USBAM manages the portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. USBAM does not charge an investment advisory fee for its investment advisory services to the portfolio.

ADMINISTRATOR – Pursuant to an administration agreement, USBAM provides various administrative services to the portfolio. These services include general administrative, accounting, and transfer agent services. USBAM receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of the portfolio, and bears all of the portfolio’s other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the trustees who are not interested persons of the trust, taxes and extraordinary expenses. Effective January 31, 2013, USBAM began voluntarily waiving one half of the administration fee it receives from the portfolio. For the fiscal year ended December 31, 2013, $524 was waived by USBAM.

CUSTODIAN – Pursuant to a custodian agreement, U.S. Bank serves as the portfolio’s custodian. U.S. Bank does not charge a fee for its custody services to the portfolio. Under the custodian agreement, interest expense is charged for cash overdrafts incurred (if any).

4 > Investment Security Transactions

During the fiscal year ended December 31, 2013, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.

5 > Indemnifications

The trust enters into contracts that contain a variety of indemnifications. The portfolio’s maximum exposure under these arrangements is unknown. However, the portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6 > Primary Fund Redemption

On September 16, 2008, the portfolio redeemed at a net asset value of $1.00 per share, 557,000 shares of the Primary Fund, a series of the Reserve Fund. Subsequent to such redemption and before any redemption proceeds were paid to the portfolio, the Primary Fund’s net asset value per share dropped below $1.00 and the SEC granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. Since that time, the portfolio has received periodic payments from the Primary Fund and on July 15, 2010, received a final payment. From redemption date through the final payment, the portfolio received total redemption proceeds of $551,333 from the Primary Fund.

MOUNT VERNON SECURITIES LENDING TRUST 2013 Annual Report 14

Notes to FINANCIAL STATEMENTS December 31, 2013, all dollars and shares are rounded to thousands (000)

7 > Support Agreement with Affiliate

On September 28, 2008, an affiliate of the portfolio’s advisor (the “support provider”) entered into a support agreement (the “agreement”) with the portfolio that would have prevented any losses realized on the $40,000 principal amount of notes issued by Lehman Brothers Holdings or any losses realized on the portfolio’s receivable for its Primary Fund redemption proceeds (see note 6) (up to a maximum loss on the receivable of $27,850) from causing the price at which the portfolio purchased and redeemed its shares to drop below $1.00 per share. The agreement, which was entered into at no cost to the portfolio, terminated on October 31, 2009.

On March 12, 2009, an affiliate of the portfolio’s investment advisor purchased Lehman Brothers Holdings notes held in the portfolio, in accordance with Rule 17a-9 of the Act.

Because of the level of proceeds received both on the sale of Lehman Brothers Holdings notes and from the Primary Fund (see note 6), no payments were required to be made, or were made, to the portfolio under the agreement.

8 > Recent Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The adoption of additional disclosure requirements are reflected in Note 2 in Notes to Financial Statements.

MOUNT VERNON SECURITIES LENDING TRUST 2013 Annual Report 15

Notice to SHAREHOLDERS December 31, 2013 (unaudited)

TAX INFORMATION

For the fiscal year ended December 31, 2013, the portfolio designated long-term capital gains and ordinary income with regard to distributions paid during the year as follows:

Portfolio	Long Term Capital Gains Distributions (Tax Basis)[1]	Ordinary Income Distributions (Tax Basis)[1]	Total Distributions (Tax Basis)	Dividends Received Deduction[2]	Qualified Dividend Income[2]
Prime Portfolio	0.00%	100.00%	100.00%	0.00%	0.00%

1	Based on a percentage of the portfolio’s distributions.
2	Based on a percentage of ordinary income distributions of the portfolio.

ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY:

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the portfolio was 100.00%.

The Percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the portfolio was 0.00%.

HOW TO OBTAIN A COPY OF THE PORTFOLIO’S PROXY VOTING POLICIES AND PROXY VOTING RECORD A description of the policies and procedures the portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolio voted proxies relating to portfolio securities, is available without charge upon request by calling 612-303-4088 and on the SEC’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The portfolio’s Form N-Q holdings are available without charge (1) upon request by calling 612-303-4088 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the portfolio’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

MOUNT VERNON SECURITIES LENDING TRUST 2013 Annual Report 16

Notice to SHAREHOLDERS December 31, 2013 (unaudited)

Trustees and Officers of the Portfolio

Independent Trustees

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee*
Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of Mount Vernon Securities Lending Trust since September 2005

Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Advisor/Consultant, Future FreightTM, a logistics/supply chain company; non-profit board member; prior to retirement in 2005, served in several executive positions for United Airlines, including Vice President and Chief Operating Officer – Cargo; Independent Director, First American Funds Complex since 1997

				First American Funds Complex: 10 registered investment companies, including 14 portfolios	None
John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of Mount Vernon Securities Lending Trust since October 2006

Retired; non-profit board member; prior to retirement in 2004, Principal, William Blair & Company, LLC, a Chicago- based investment firm; previously served on board of governors, Chicago Stock Exchange; former Director, William Blair Mutual Funds, Inc., Midwest Securities Trust Company, and John O. Butler Co.; Independent Director, First American Funds Complex since 2006

				First American Funds Complex: 10 registered investment companies, including 14 portfolios	None
Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Chair; Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of Mount Vernon Securities Lending Trust since September 2005

Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Chief Executive Officer, Blue Earth Internet, a website development company; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; Member, investment advisory committee, Sisters of the Good Shepherd; Certified Public Accountant; former Vice President, Chief Financial Officer, Treasurer, Secretary, and Director, Anderson Windows, a large privately-held manufacturer of wood windows; former Director, Protection Mutual Insurance Company, an international property and casualty insurer; Independent Director, First American Funds Complex since 1993

				First American Funds Complex: 10 registered investment companies, including 14 portfolios	None
Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of Mount Vernon Securities Lending Trust since September 2005

Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; non-profit board member; former Chief Executive Officer and President, Weirton Steel Corporation; former Vice President and Treasurer, Harnischfeger Industries, a capital machinery manufacturer; former Treasurer and Director of Planning, Allis Chalmers Corporation, an equipment manufacturing company; former Chairman, American Iron & Steel Institute, a North American steel industry trade association; Independent Director, First American Funds Complex since 2001 and Firstar Funds 1988-2001

				First American Funds Complex: 10 registered investment companies, including 14 portfolios	Cliff’s Natural Resources Inc. (a producer of iron ore pellets and coal)
James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of Mount Vernon Securities Lending Trust since September 2005

Owner and President, Jim Wade Homes, a homebuilding company; formerly, Vice President and Chief Financial Officer, Johnson Controls, Inc.; Independent Director, First American Funds Complex Since 2001 and Firstar Funds 1988-2001

				First American Funds Complex: 10 registered investment companies, including 14 portfolios	None

*

Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

Part B of the Registration Statement includes additional information about the trustees. A copy of the Registration Statement is available upon request without charge by calling 612-303-5213 or writing to Mount Vernon Securities Lending Trust, 800 Nicollet Mall, Minneapolis, Minnesota 55402.

MOUNT VERNON SECURITIES LENDING TRUST 2013 Annual Report 17

Notice to SHAREHOLDERS December 31, 2013 (unaudited)

Officers
Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Joseph M. Ulrey III U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1958) *	President	Re-elected by the Board annually; President of Mount Vernon Securities Lending Trust since January 2011

Chief Executive Officer and President of U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Chief Financial Officer and Head of Technology and Operations, U.S. Bancorp Asset Management, Inc.

Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972) *	Vice President	Re-elected by the Board annually; Vice President of Mount Vernon Securities Lending Trust since January 2011

Chief Operating Officer, U.S. Bancorp Asset Management, Inc. since August 2012; Head of Operations, Technology and Treasury, U.S. Bancorp Asset Management, Inc. from January 2011 through July 2012; prior thereto, Managing Director of Investment Operations, U.S. Bancorp Asset Management, Inc.

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965) *	Treasurer	Re-elected by the Board annually; Treasurer of Mount Vernon Securities Lending Trust since January 2011	Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Mutual Funds Assistant Treasurer, U.S. Bancorp Asset Management, Inc.
Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959) *	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of Mount Vernon Securities Lending Trust since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Director of Compliance, U.S. Bancorp Asset Management, Inc.
Carol A. Sinn U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959) *	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of Mount Vernon Securities Lending Trust since January 2011

Senior Business Line Risk Manager and Anti-Money Laundering Officer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Senior Business Line Risk Manager, U.S. Bancorp Asset Management, Inc.

Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967) *	Secretary

Re-elected by the Board annually; Secretary of Mount Vernon Securities Lending Trust since January 2011; Assistant Secretary of Mount Vernon Securities Lending Trust from June 2006 through December 2010

General Counsel, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Counsel, U.S. Bancorp Asset Management, Inc.
Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2012

Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc. since April 2011; Attorney, Steingart, McGrath & Moore, P.A., a Minneapolis-based law firm, from April 2009 through March 2011; prior thereto, Corporate Counsel, Pine River Capital Management, L.P., a Minneapolis-based investment advisor

*

Messrs. Ulrey, Thole, Ertel and Cloutier and Mses. Stevenson, Mayr and Sinn are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor, administrator, and transfer agent for Mount Vernon Securities Lending Trust.

MOUNT VERNON SECURITIES LENDING TRUST 2013 Annual Report 18

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:
•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:
•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the First American Family of Funds

•	First American Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund, Inc.
•	Mount Vernon Securities Lending Prime Portfolio

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Leonard W. Kedrowski, John P. Kayser, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)

Audit Fees* - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $0 in the fiscal year ended December 31, 2013 and $0 in the fiscal year ended December 31, 2012, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)

Audit-Related Fees*– E&Y billed the registrant audit-related fees totaling $0 in the fiscal year ended December 31, 2013 and $0 in the fiscal year ended December 31, 2012, including fees associated with the semi-annual review of portfolio disclosures.

(c)

Tax Fees* - E&Y billed the registrant fees of $0 in the fiscal year ended December 31, 2013 and $0 in the fiscal year ended December 31, 2012, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees* - E&Y billed the registrant fees of $0 in the fiscal year ended December 31, 2013 and $0 in the fiscal year ended December 31, 2012, for other services to the registrant.

*

Pursuant to an administration agreement, U.S. Bancorp Asset Management, Inc., the registrant’s investment advisor, bears all of the registrant’s fees billed for audit, audit-related, tax, and all other services described under Items 4(a)-(d) above.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the Mount Vernon Securities Lending Trust (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the portfolio do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period.

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Portfolio

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the portfolio’s independent audit firm directly for the portfolio. At least annually, the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the portfolio and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual portfolio financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Portfolio merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

• Federal, state, and local income tax compliance, and

• Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Portfolio merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc. that provides ongoing services to the portfolio. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the portfolio.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $472,650 in the fiscal year ended December 31, 2013 and $423,500 in the fiscal year ended December 31, 2012.

(h)

The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11—Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: February 21, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: February 21, 2014